                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

                 Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

   1221 Avenue of the Americas, New York, New York                   10020
       (Address of principal executive offices)                   (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE           VALUE
---------                                                                          ------   ---------   -------------

            TAX-EXEMPT MUNICIPAL BONDS (162.3%)
            General Obligation (22.2%)
 $  5,000   California, Various Purpose dtd 05/01/03                                 5.25%   02/01/19   $   5,361,750
    4,000   Los Angeles, California, Ser 2004 A (MBIA)                               5.00    09/01/24       4,223,120
    2,700   Adams & Arapahoe Counties Joint School District # 32,
               Colorado, Ser 2003A (FSA)                                            5.125    12/01/21       2,887,407
    4,000   Florida Board of Education, Capital Outlay Refg Ser 2002 C (MBIA)        5.00    06/01/20       4,229,480
            Hawaii,
    5,000         1992 Ser BZ                                                        6.00    10/01/10       5,372,000
    8,000         1992 Ser BZ                                                        6.00    10/01/11       8,736,720
   10,000   Honolulu City & County, Hawaii, Ser 2003 A (MBIA)**                      5.25    03/01/26      10,602,250
    4,000   Cook County, Illinois, Ser 1992 C (FGIC)                                 6.00    11/15/09       4,234,320
    6,000   Illinois, First Ser 2002 (MBIA)                                         5.375    07/01/20       6,420,600
    2,000   Schaumburg, Illinois, Ser 2004 B (FGIC)                                  5.25    12/01/34       2,143,660
    1,000   New York City, New York, 2005 Ser G                                      5.00    12/01/23       1,055,610
   10,000   Pennsylvania, First Ser 2003 (MBIA)**                                    5.00    01/01/19      10,649,300
    5,000   South Carolina Public Service Authority, Refg Ser  2002 D                5.00    01/01/20       5,265,000
    5,000   Northside Independant School District, Texas, Bldg & Refg
               Ser 2001 (PSF)                                                        5.00    02/15/26       5,134,950
    2,000   King County, Washington, Refg 1998 Ser B (MBIA)                          5.25    01/01/34       2,041,140
    2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)                 0.00#   06/01/23       2,394,975
 --------                                                                                               -------------
   76,200                                                                                                  80,752,282
 --------                                                                                               -------------
            Educational Facilities Revenue (6.7%)
    3,700   University of Alabama, Ser 2004-A (MBIA)                                 5.25    07/01/22       3,989,229
    3,000   California Infrastructure & Economic Development Bank, The
               Scripps Research Institute Ser 2005 A                                 5.00    07/01/29       3,143,640
    1,000   San Diego County, California, Burnham Institute for Medical
               Research Ser 2006 COPs                                                5.00    09/01/34       1,036,150
            University of California,
    2,600      Ser 2007 J (FSA)**                                                    4.50    05/15/31       2,593,903
    2,400      Ser 2007 J (FSA)**                                                    4.50    05/15/35       2,394,372
            Boulder County, Colorado,
    1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)             5.375    09/01/18       1,877,873
    1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)             5.375    09/01/21       1,877,872
    2,000   Colorado Educational & Cultural Facilities Authority, Peak to
               Peak Charter School Refg & Impr Ser 2004 (XLCA)                       5.25    08/15/34       2,129,820
    1,000   New Castle County, Delaware, Newark Charter School Inc Ser 2006          5.00    09/01/36       1,015,560
    2,000   Illinois Educational Facilities Authority, University of Chicago
               Ser 1998 A                                                           5.125    07/01/38       2,038,920
    2,000   Ohio State University, General Receipts Ser 2002 A                      5.125    12/01/31       2,098,940
 --------                                                                                               -------------
   23,200                                                                                                  24,196,279
 --------                                                                                               -------------
            Electric Revenue (11.9%)
    6,000   Salt River Project Agricultural Improvement & Power District,
               Arizona, 2002 Ser B                                                   5.00    01/01/31       6,248,940

    2,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)          5.25    10/01/40       2,143,140
    3,300   Jacksonville Electric Authority, Florida, St Johns Power Park
               Refg Issue 2 Ser 17                                                   5.00    10/01/18       3,436,884
    2,000   Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)              5.00    10/01/30       2,085,120
    5,000   Nebraska Public Power District, Ser 2005 C (FGIC)                        5.00    01/01/41       5,228,500
            South Carolina Public Service Authority, Sautee Cooper
    3,700      Refg Ser 2002 D (Ambac)                                               5.00    01/01/20       3,910,678
    7,000      Refg Ser 2003 A (Ambac)                                               5.00    01/01/22       7,368,200
    7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)            5.75    07/01/18       7,624,820
    5,000   Grant County Public Utility District #2, Washington, Electric
               Refg Ser 2001 H (FSA)                                                5.375    01/01/18       5,300,500
 --------                                                                                               -------------
   41,000                                                                                                  43,346,782
 --------                                                                                               -------------
            Hospital Revenue (15.0%)
            California Health Facilities Financing Authority,
    2,000      Cedars-Sinai Medical Center Ser 2005                                  5.00    11/15/34       2,065,200
    2,000      Kaiser Permanente Ser 2006 A                                          5.25    04/01/39       2,110,600
    5,000   California Statewide Communities Development, John Muir
               Health Ser 2006 A                                                     5.00    08/15/32       5,229,600
    3,000   Highlands County Health Facilities Authority, Florida,
               Adventist Health/Sunbelt Ser 2006 C                                   5.25    11/15/36       3,172,710
    6,000   Indiana Health & Educational Facility Financing Authority,
               Clarian Health Ser 2006 A                                             5.25    02/15/40       6,306,060
    3,000   University of Kansas Hospital Authority, KU Health Ser 2002              4.50    09/01/32       2,930,790
            Maryland Health & Higher Educational Facilities Authority,
    3,000      King Farm Presbyterian Community 2006 Ser B                           5.00    01/01/17       3,006,930
    5,000      University of Maryland Medical Ser 2001                               5.25    07/01/28       5,190,050
    1,500      University of Maryland Medical Ser 2002                               6.00    07/01/32       1,632,945
    2,000      University of Maryland Medical Ser 2006 A                             5.00    07/01/41       2,076,780
    6,000   Michigan Hospital Finance Authority, Henry Ford Health Refg
               Ser 2006 A                                                            5.25    11/15/46       6,304,680
    2,000   University of Medicine & Dentistry, New Jersey, Ser 2004
               COPs (MBIA)                                                           5.25    06/15/23       2,150,900
    1,250   Ward County, North Dakota, Trinity Ser 2006                             5.125    07/01/29       1,293,363
    5,370   Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A                6.00    01/01/32       5,895,884
    3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A            5.625    10/01/17       3,203,970
    2,000   Sullivan County Health Educational & Housing Facilities Board,
               Tennessee, Wellmont Health Ser 2006 C                                 5.25    09/01/36       2,087,140
 --------                                                                                               -------------
   52,120                                                                                                  54,657,602
 --------                                                                                               -------------
            Industrial Development/Pollution Control Revenue (7.1%)
    6,000   California Pollution Control Financing Authority, Keller
               Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)     6.875    11/01/27       6,036,120
    5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)              5.65    09/01/29       5,284,050
    8,000   Tennessee Energy Acquisition Corporation, Ser 2006 A**                   5.25    09/01/19       8,793,680
    3,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)          7.70    03/01/32       3,486,120
    2,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser
               2001 B (AMT) (Mandatory Tender 11/01/11)                              5.75    05/01/30       2,118,660
 --------                                                                                               -------------
   24,000                                                                                                  25,718,630
 --------                                                                                               -------------
            Mortgage Revenue - Multi-Family (1.3%)
    2,645   Illinois Housing Development Authority, Ser I                           6.625    09/01/12       2,648,518
    2,010   New Jersey Housing Mortgage Finance Authority, Home
               Buyer Ser 2000 CC (AMT) (MBIA)                                       5.875    10/01/31       2,028,311
 --------                                                                                               -------------
    4,655                                                                                                   4,676,829
 --------                                                                                               -------------

            Mortgage Revenue - Single Family (1.4%)
      150   Idaho Housing Agency, 1992 Ser E (AMT)                                   6.75    07/01/12         150,193
    1,350   Idaho Housing & Finance Association, 2000 Ser E (AMT)                    6.00    01/01/32       1,373,126
      245   Missouri Housing Development Commission, Homeownership
               Ser 2000 B-1 (AMT)                                                    6.25    03/01/31         249,687
    3,140   Montana Board of Housing, 2000 Ser B (AMT)                               6.00    12/01/29       3,162,074
 --------                                                                                               -------------
    4,885                                                                                                   4,935,080
 --------                                                                                               -------------
            Public Facilities Revenue (3.8%)
    3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)              5.00    07/01/26       3,104,070
    4,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)             5.25    08/01/14       4,289,760
    3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C                  5.25    07/01/17       3,095,250
    3,000   Charleston Educational Excellence Financing Corporation,
               South Carolina, Charleston County School District Ser 2005            5.25    12/01/29       3,204,030
 --------                                                                                               -------------
   13,000                                                                                                  13,693,110
 --------                                                                                               -------------
            Recreational Facilities Revenue (2.6%)
    1,590   Denver Convention Center Hotel Authority, Colorado,  Refg
               Ser 2006 (XLCA)                                                       5.00    12/01/30       1,673,252
    6,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                       5.00    02/01/31       6,313,020
    1,400   Marion County Convention & Recreational Facilities
               Authority, Indiana, Refg Ser 2003 A (AMBAC)                           5.00    06/01/21       1,463,616
 --------                                                                                               -------------
    8,990                                                                                                   9,449,888
 --------                                                                                               -------------
            Resource Recovery Revenue (0.9%)
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery
               County Ser 2003 (AMT) (Ambac)                                         5.50    04/01/16       3,207,750
 --------                                                                                               -------------
            Retirement & Life Care Facilities Revenue (3.0%)
    2,000   Colorado Health Facilities Authority, Adventist Health/
               Sunbelt Ser 2006 D                                                    5.25    11/15/35       2,108,660
    1,500   Lee County Industrial Development Authority, Florida,
               Shellpoint Village Ser 2006                                          5.125    11/15/36       1,524,135
    1,500   Missouri Health & Educational Facilities Authority, Lutheran
               Senior Services Ser 2005 A                                           5.375    02/01/35       1,568,910
    2,500   Vermont Economic Development Authority, Wake Robin
               Corp Ser 2006 A                                                      5.375    05/01/36       2,550,000
            Henrico County Economic Development Authority, Virginia,
    1,450      Westminister Canterbury Ser 2006                                      5.00    10/01/27       1,486,221
    1,750      Westminister Canterbury Ser 2006                                      5.00    10/01/35       1,781,448
 --------                                                                                               -------------
   10,700                                                                                                  11,019,374
 --------                                                                                               -------------
            Tobacco Revenue (6.6%)
    4,000   Northern Tobacco Securitization Corporation, Alaska, Asset
               Backed Ser 2006 A                                                     5.00    06/01/46       4,020,440
   16,000   Silicon Valley Tobacco Securitization Authority, California,
               Santa Clara Tobacco Securitization Corp Ser 2007                      0.00    06/01/36       3,168,960
    5,000   Tobacco Securitization Authority of Northern California,
               Sacramento County Tobacco Securitization Corporation
               Ser 2005 A-1                                                          5.00    06/01/37       5,043,950
            Tobacco Settlement Financing Corp, New Jersey,
    5,000      Ser 2007 1A                                                          4.625    06/01/26       4,816,450
    6,000      Ser 2007 1B                                                           0.00    06/01/41         886,260

    5,000   Nassau County Tobacco Settlement Corporation, New York,
               Asset Backed Ser 2006 A-3                                            5.125    06/01/46       5,103,800
    1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005            5.625    06/01/37       1,069,580
 --------                                                                                               -------------
   42,000                                                                                                  24,109,440
 --------                                                                                               -------------
            Transportation Facilities Revenue (29.6%)
    2,000   Arizona Transportation Board, Highway Refg Ser 2002 A                    5.25    07/01/19       2,162,560
    3,000   Phoenix Civic Improvement Corporation, Arizona, Airport Ser
               2002 B (AMT) (FGIC)                                                   5.25    07/01/32       3,124,530
    4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC)                     5.00    11/01/32       4,122,560
    2,000   Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (Ambac)               5.95    10/01/22       2,103,060
    3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                               5.00    01/01/34       3,130,320
            Georgia Road & Tollway Authority,
    6,000      Ser 2004                                                              5.00    10/01/22       6,347,760
    9,000      Ser 2004                                                              5.00    10/01/23       9,510,840
    4,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2
               (AMT) (FSA)                                                           5.75    01/01/23       4,373,680
    6,335   Indiana Transportation Finance Authority, Highway Ser 2000              5.375    12/01/25       6,643,641
    3,000   Wayne County, Michigan, Detroit Metropolitan Wayne
               County Airport Refg Ser 2002 D (AMT) (FGIC)                           5.50    12/01/17       3,213,360
            Clark County, Nevada,
    4,000      Airport SubLien Ser 2004 A-1  (AMT) (FGIC)                            5.50    07/01/20       4,307,160
    1,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                       5.375    07/01/19       1,060,840
    1,100      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                       5.375    07/01/20       1,166,220
    2,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                       5.375    07/01/22       2,118,100
    5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A               5.75    06/15/20       5,789,300
   12,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC) ++                      5.00    01/01/27      12,555,240
   10,000   Metropolitan Transportation Authority, New York,
               Transportation Refg Ser 2002 A (FGIC)                                 5.00    11/15/25      10,490,500
    5,000   Triborough Bridge & Tunnel Authority, New York, Refg 2002 E
               (MBIA)                                                                5.25    11/15/22       5,338,450
    2,000   Harris County, Texas, Toll Road Ser Lien 2005 A (FSA)                    5.25    08/15/35       2,077,020
    2,000   Alliance Airport Authority, Texas, Federal Express Corp Refg
               Ser 2006 (AMT)                                                        4.85    04/01/21       2,025,280
            Houston, Texas,
    6,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                              5.875    07/01/17       6,335,100
    5,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                              5.625    07/01/30       5,238,150
    4,010   Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)**      5.00    12/01/23       4,100,960
 --------                                                                                               -------------
  101,445                                                                                                 107,334,631
 --------                                                                                               -------------
            Water & Sewer Revenue (38.7%)
    3,800   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
               Water Ser 2002 (FGIC)                                                 5.00    07/01/26       3,949,530
    3,000   East Bay Municipal Utility District, California, Water Ser 2001
               (MBIA)                                                                5.00    06/01/26       3,103,620
    3,720   San Diego County Water Authority, California, Ser 2002 A
               COPs (MBIA)                                                           5.00    05/01/27       3,886,024
    3,500   Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)           5.00    10/01/24       3,681,930
   10,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                        5.25    10/01/30      10,497,800
   10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A                             5.00    02/01/23      10,502,500

    5,000   Louisville & Jefferson County Metropolitan Sewer District,
               Kentucky, Ser 1999 A (FGIC)                                           5.75    05/15/33       5,286,750
    5,345   Las Vegas Vallley Water District, Nevada, Water Impr Refg
               Ser 2003 A (FGIC)                                                     5.25    06/01/20       5,702,153
   10,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F
               (FGIC)                                                                5.00    12/01/20      10,613,700
    3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser
               1999 (Ambac)                                                          5.25    05/15/19       3,087,360
            New York City Municipal Water Finance Authority, New York,
    3,500      2003 Ser A                                                           5.375    06/15/19       3,755,780
   18,000      2002 Ser B                                                            5.00    06/15/26      18,576,180
   10,000      2004 Ser A                                                            5.00    06/15/35      10,388,900
    4,500   Charlotte, North Carolina, Water & Sewer Ser 2001                       5.125    06/01/26       4,731,390
   10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA)**           5.125    05/15/27      10,303,080
   15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A
               (FGIC)                                                                5.25    05/15/23      16,115,550
   13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                         5.00    05/15/26      14,357,441
    2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992                  6.00    04/01/22       2,046,740
 --------                                                                                               -------------
  134,325                                                                                                 140,586,428
 --------                                                                                               -------------
            Other Revenue (8.7%)
   10,000   California Economic Recovery, Ser 2004 A                                 5.00    07/01/16      10,520,800
    6,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (Ambac)                              5.00    06/01/29       6,205,140
    2,000   New Jersey Economic Development Authority, Cigarette Tax
               Ser 2004                                                              5.75    06/15/29       2,151,100
    2,000   New York City Transitional Finance Authority, New York,
               Refg 2003 Ser A                                                       5.50#   11/01/26       2,139,640
   10,000   Tobacco Settlement Financing Corp, New York, State
               Contingency Ser 2003 B-1C                                             5.50    06/01/17      10,629,600
 --------                                                                                               -------------
   30,000                                                                                                  31,646,280
 --------                                                                                               -------------
            Refunded (2.8%)
    5,000   California Infrastructure & Economic Development Bank,
               Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A          5.00    07/01/28+      5,593,950
    3,000   Pennsylvania Public School Building Authority, Philadelphia
               School District Ser 2003 (FSA)                                        5.00    06/01/13+      3,206,910
    1,370   Milwaukee Redevelopment Authority, Wisconsin, Public
               Schools Ser 2003 A (Ambac)                                           5.125    08/01/13+      1,471,640
 --------                                                                                               -------------
    9,370                                                                                                  10,272,500
 --------                                                                                               -------------
  578,890   TOTAL TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $564,850,587)                                    589,602,885
 --------                                                                                               -------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.4%)
    2,400   Missouri Health & Educational Facilities Authority, Cox Health
               System Ser 1997 (MBIA) (Demand 02/01/07)                              3.68*   06/01/15       2,400,000
    2,800   Virginia Commonwealth University, Ser A (Demand 02/01/07)                3.70*   11/01/30       2,800,000
 --------                                                                                               -------------
    5,200   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $5,200,000)                             5,200,000
 --------                                                                                               -------------
  584,090   TOTAL INVESTMENTS (Cost $570,050,587)                                                         594,802,885
 --------                                                                                               -------------

  (30,760)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-8.4%)
 --------   Note with interest rates ranging from 3.44% to 3.66% at
               January 31, 2007 and contractual maturities of collateral
               ranging from 10/01/19 to 05/15/35 +++ (c) (Cost $(30,760,000))                             (30,760,000)
                                                                                                        -------------
 $553,330   TOTAL NET INVESTMENTS (Cost 539,290,587)(a) (b)                         155.3%                564,042,885
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                     2.0                   7,272,799
            PREFERRED SHARES OF BENEFICIAL INTEREST                                 (57.3)               (208,125,784)
                                                                                    -----               -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            100.0%              $ 363,189,900
                                                                                    =====               =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to Maturity.

PSF   Texas Permanent School Fund Guarantee Program.

+     Prerefunded to call date shown.

++    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $58,500.

+++   Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2007.

*     Current coupon of variable rate demand obligation.

**    Underlying security related to inverse floaters entered into by the Trust.

#     Security is a "Step-up" bond where the coupon increases on a predetermined future date.

(a)  Securities have been designated as collateral in an amount equal to
     $10,010,842 in connection with open futures contracts and an open interest rate swap contract.

(b)  The aggregate cost for federal income tax purposes is $539,290,587. The aggregate gross unrealized appreciation is $24,952,471 and the aggregate gross unrealized depreciation is $200,173, resulting in net unrealized appreciation of $24,752,298.

(c)  Floating Rate Note Obligations Related to Securities Held - The Trust
     enters into transactions in which it transfers to Dealer Trusts ("Dealer
     Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the
     Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer
     Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $49,437,545 are held by the Dealer Trust and serve as collateral for the
     $30,760,000 in floating rate note obligations outstanding at that date.
     Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of
     Investments".

Bond Insurance:
---------------
Ambac        Ambac Assurance Corporation.

Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of
                Ambac Assurance Corporation.

FGIC         Financial Guaranty Insurance Company.

FSA          Financial Security Assurance Inc.

MBIA         Municipal Bond Investors Assurance Corporation.

XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

NUMBER OF                  DESCRIPTION, DELIVERY    UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT        MONTH AND YEAR        AMOUNT AT VALUE   APPRECIATION
----------------------------------------------------------------------------------

   90          Short     U.S. Treasury Notes 5 Yr
                                March 2007            $(9,607,500)      $204,792
                                                                        ========

INTEREST RATE SWAP AGREEMENT OPEN AT JANUARY 31, 2007:

                       NOTIONAL
                        AMOUNT        PAYMENTS                PAYMENTS            TERMINATION     UNREALIZED
COUNTERPARTY            (000)       MADE BY TRUST         RECEIVED BY TRUST           DATE      APPPRECIATION
-------------------------------------------------------------------------------------------------------------

J P Morgan Chase Co.    $15,000   Fixed Rate 3.568%       Floating Rate BMA
                                                      (Bond Market Association)     03/08/17       $256,802
                                                                                                   ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alabama                                                                     0.7%
Alaska                                                                      0.7
Arizona                                                                     2.7
California                                                                 12.8
Colorado                                                                    2.6
Delaware                                                                    0.2
District of Columbia                                                        1.1
Florida                                                                     4.5
Georgia                                                                     5.2
Hawaii                                                                      3.5
Idaho                                                                       0.3
Illinois                                                                    3.9
Indiana                                                                     4.4
Kansas                                                                      0.5
Kentucky                                                                    0.9
Maryland                                                                    2.7
Michigan                                                                    2.6
Minnesota                                                                   0.4
Missouri                                                                    0.7
Montana                                                                     0.6
Nebraska                                                                    0.9
Nevada                                                                      2.5
New Jersey                                                                  7.3
New Mexico                                                                  1.1
New York                                                                   12.0
North Carolina                                                              0.8
North Dakota                                                                0.2
Ohio                                                                        2.0
Pennsylvania                                                                1.6
South Carolina                                                              3.5
Tennessee                                                                   0.9
Texas                                                                      10.5
Vermont                                                                     0.5
Virginia                                                                    1.6
Washington                                                                  3.3
Wisconsin                                                                   0.3
                                                                          -----
Total~                                                                    100.0%
                                                                          =====

----------
~    Does not include open short futures contracts with an underlying face amount of $9,607,500 with unrealized appreciation of $204,792 and an open interest rate swap agreement with unrealized appreciation of $256,802.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30,
2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30,
2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                       5